Employee Benefits - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Defined Benefit Plan Disclosure [Line Items]
Employee benefits expenses related to full-time employees of subsidiaries and VIE subsidiaries incorporated in PRC	$ 3.2	19.5	15.3	33.7